Provisions and other liabilities - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Feb. 29, 2020 employee
Disclosure of other provisions [line items]
Legal fees		€ 640
Total	€ 17,743	381
Warranty provision, term	24 months
Warranty provision	€ 273	0
General and administrative expenses
Disclosure of other provisions [line items]
Termination benefits		2,674
Legal fees	73,867	208,945	€ 9,134
Selling and distribution Expenses
Disclosure of other provisions [line items]
Termination benefits		360
Other employee costs		15
Restructuring provision
Disclosure of other provisions [line items]
Total	€ 144	248	€ 423
Top of range
Disclosure of other provisions [line items]
Restructuring costs		3,804
Other employee costs		€ 115
Internal and external staff members
Disclosure of other provisions [line items]
Number of employees | employee				167